SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) (Parenthetical) - USD ($)			12 Months Ended
	Jan. 27, 2025	May 27, 2024	Mar. 31, 2026	Mar. 31, 2025	Oct. 03, 2025	Sep. 08, 2025	Jul. 22, 2025	Jan. 23, 2025	Jan. 21, 2025	Dec. 20, 2024	May 31, 2024
IfrsStatementLineItems [Line Items]
Deferred IPO expenses	$ 1,432,343			$ 1,400,000
Share capital premium	$ 9,176,277			1,700,000
Non-refundable fees				$ 700,000
Number of shares issued			29,100,941	22,993,763	62,074	201,950,104	2,250,000	2,250,000	731,707	2,347,134
Post-Share Consolidation shares						22,088,293
Capital raise				$ 400,000
Shares issued											151
Issued capital, preference shares
Non employee related [member]
IfrsStatementLineItems [Line Items]
Capital raise			$ 1,000,000.0
Number of shares issued			62,074
Post-Share Consolidation shares			7,759
Transaction fee percent			5.00%
Rhino Ventures [member]
IfrsStatementLineItems [Line Items]
Capital raise		$ 8,000,000.0
Loan to resulticks [member]
IfrsStatementLineItems [Line Items]
Expected credit losses			$ 300,000
Subsription [member]
IfrsStatementLineItems [Line Items]
Expected credit losses			$ 700,000